Retirement Benefit and Other Post-retirement Obligations - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£) Member	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Percentage of long-term rate improvement on CMI model		1.50%
UK [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		12 years
US [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		6 years
CPI rate [member]
Disclosure of defined benefit plans [line items]
Inflation rate		2.30%			2.70%
UK Group plan [member]
Disclosure of defined benefit plans [line items]
Number of members under plan | Member		26,300
Inflation rate		3.00%			3.40%	3.30%
Funding surplus from actuarial valuation		£ 160
Allocated percentage of fund to matching assets		95.00%
Allocated percentage of fund to return seeking assets		5.00%
Expected contributions in 2023	£ 0
Actuarial assumption of mortality rates					40
Aviva and legal and general [member] | Buy-in policies [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Percentage of pensioner liabilities matched with buy in policies			95.00%	95.00%